Prepayments and Other Current Assets (Details) ¥ in Thousands, $ in Thousands	Sep. 30, 2020 CNY (¥)	Sep. 30, 2020 USD ($)	Dec. 31, 2019 CNY (¥)
Prepayments and Other Current Assets
Prepayments	¥ 570,658	$ 84,049	¥ 645,169
VAT recoverable	371,127	54,661	102,426
Inventory	345,299	50,857
Interest receivables	249,146	36,695	146,294
Rental and other deposits	138,909	20,459	12,060
Loan to a third party	45,000	6,628
Others	82,446	12,143	44,328
Total	¥ 1,802,585	$ 265,492	¥ 950,277